Related Parties (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Parties [Line Items]
Capital contribution		$ 0			$ 487,273	$ 487,273	$ 3,823,657
Other receivables	$ 302,500			$ 302,500		302,500	$ 187,500
Additional trust funding requirement percentage							50.00%
Transaction costs			$ 302,500
Expenses related services						170,105
Related to employees						576,309
Repaid due to related parties					$ 911,091	1,026,091
Contingent consideration				$ 906,000		$ 906,000
Holdback shares (in Shares)						4,000
Holdback shares (in Shares)				4,000		450,000
Shared Services Agreement [Member]
Related Parties [Line Items]
Outstanding amount	156,717			$ 156,717		$ 10,000
Shared Services Agreement [Member]
Related Parties [Line Items]
Due to related parties						10,000
Related Party [Member]
Related Parties [Line Items]
Repaid due to related parties						$ 879,985
Tax Lien [Member]
Related Parties [Line Items]
Holdback shares issued (in Shares)				4,000		4,000
Global Graphene Group [Member]
Related Parties [Line Items]
Transaction costs						$ 302,500
Due to related parties				$ 879,985		879,985
Repaid due to related parties						879,985
Global Graphene Group [Member] | Related Party [Member]
Related Parties [Line Items]
Due to related parties				0		0
Mach FM Corp [Member]
Related Parties [Line Items]
Due to related parties						87,873
Outstanding payable	$ 88,979			$ 88,979
Mach FM Corp [Member] | Related Party [Member]
Related Parties [Line Items]
Due to related parties						87,873
Previously Reported [Member] | Mach FM Corp [Member]
Related Parties [Line Items]
Due to related parties						$ 88,979